SHARE-BASED COMPENSATION ARRANGEMENTS (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding	4,772	6,026
Forfeited during the year	(721)	(828)
Exercised during the year	(346)	(1,046)
Granted during the year	0	620
Number of options, Outstanding	3,705	4,772
Number of options, Exercisable	2,086	1,814
Weighted average exercise price, Outstanding | $ / shares	$ 7.31	$ 6.54
Forfeited during the year | $ / shares	6.33	7.61
Exercised during the year | $ / shares	0.67	1.96
Granted during the year | $ / shares	0	7.22
Weighted average exercise price, Outstanding | $ / shares	$ 7.91	$ 7.31